Basis of Presentation	6 Months Ended
Jun. 30, 2018
Basis Of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 2 - BASIS OF PRESENTATION:

A.	General

The Company’s condensed consolidated interim financial statements as of June 30, 2018 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair statement of financial position, results of operations, and cash flows in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB"). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2017 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS. The results of operations for the three and six months ended June 30, 2018 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

B.	Estimates

Preparation of interim financial statements requires the Company's management to exercise judgment and requires the use of accounting estimates and assumptions that affect the application of the Company's accounting policies and the amounts of the reported assets, liabilities, income and expenses. Actual results may differ from these estimates.

When preparing these interim financial statements, significant judgments used by the management when applying the Company's accounting policies and the uncertainty in the principal assumptions underlying the estimates were similar to those in the Company's annual financial statements for the year ended December 31, 2017.